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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/07
                                               -------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Rock Hill Investment Management, L.P.
                 -------------------------------------
   Address:      3 Bala Plaza East, Suite 585
                 -------------------------------------
                 Bala Cynwyd, PA 19004
                 -------------------------------------

Form 13F File Number: 28-11169
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      RHP General Partner, LLC
         -------------------------------
Name:    Keith S. Marlowe
         -------------------------------
Title:   Director
         -------------------------------
Phone:   610-949-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Keith S. Marlowe            Bala Cynwyd, PA    May 15, 2007
   -----------------------------      -----------------   ------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         38
                                        --------------------

Form 13F Information Table Value Total:      $352,763
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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                           FORM 13F INFORMATION TABLE

                                                   MARKET VALUE
                                  TITLE              (X 1000)   SHARE / PRN SHARE / PUT / INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER           OF CLASS  CUSIP       (USD)       AMOUNT     PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
-----------------------------   --------- --------  ---------   ------------ ------ ----- ---------- --------- -------  ------- ----
ADVANCED MEDICAL OPTICS, INC       CNV   00763MAJ7     2,921      3,000,000   PRN         SOLE                 3,000,000
AXCAN PHARMA INC                   CNV   054923AB3    16,028     13,124,000   PRN         SOLE                13,124,000
BEST BUY CO., INC                  CNV   086516AF8     8,400      7,500,000   PRN         SOLE                 7,500,000
BIOMARIN PHARMACEUTICAL INC        CNV   09061GAC5     3,772      3,000,000   PRN         SOLE                 3,000,000
CEPHALON INC                       CNV   156708AP4    44,786     27,000,000   PRN         SOLE                27,000,000
CHENIERE ENERGY INC                CNV   16411RAE9     8,760      8,000,000   PRN         SOLE                 8,000,000
CONTINENTAL AIRLS INC              CNV   210795PJ3    20,698     10,500,000   PRN         SOLE                10,500,000
CYCLACEL PHARMACEUTICALS INC       COM   23254L108       184         23,784   SH          SOLE                    23,784
EARTHLINK INC                      CNV   270321AA0    16,624     15,500,000   PRN         SOLE                15,500,000
EASTMAN KODAK COMPANY              CNV   277461BE8    36,055     36,100,000   PRN         SOLE                36,100,000
EDAP TMS S A                       COM   268311107       250         36,738   SH          SOLE                    36,738
GERON CORP                         COM   374163103    16,027      2,299,406   SH          SOLE                 2,299,406
HARTMARX CORP                      COM   417119104       900        133,600   SH          SOLE                   133,600
INTERMUNE INC                      CNV   45884XAC7    12,065      9,500,000   PRN         SOLE                 9,500,000
K V PHARMACEUTICAL COMPANY         CNV   482740AC1    27,390     24,000,000   PRN         SOLE                24,000,000
KOSAN BIOSCIENCES INC              COM   50064W107       550        100,000   SH          SOLE                   100,000
LIGAND PHARMACEUTICALS INC         COM   53220K207       303         30,071   SH          SOLE                    30,071
MGI PHARMA INC                     CNV   552880AB2     9,748     14,000,000   PRN         SOLE                14,000,000
NABI BIOPHARMACEUTICALS            CNV   629519AB5     9,960     11,350,000   PRN         SOLE                11,350,000
NETBANK INC                        COM   640933107       221        100,000   SH          SOLE                   100,000
OCCULOGIX INC                      COM   67461T107       546        335,000   SH          SOLE                   335,000
OMNICARE INC                       CNV   681904AL2     3,949      4,500,000   PRN         SOLE                 4,500,000
PLAYBOY ENTERPRISES INC            CNV   728117AB8     4,567      5,000,000   PRN         SOLE                 5,000,000
POWERWAVE TECHNOLOGIES INC         CNV   739363AB5    12,247     12,875,000   PRN         SOLE                12,875,000
POWERWAVE TECHNOLOGIES INC         CNV   739363AD1    12,415     14,250,000   PRN         SOLE                14,250,000
PRUDENTIAL FINANCIAL, INC          CNV   744320AC6    33,421     32,500,000   PRN         SOLE                32,500,000
PW EAGLE INC                       COM   69366Y108       300          9,088   SH          SOLE                     9,088
QLT INC                            CNV   746927AB8     9,532     10,103,000   PRN         SOLE                10,103,000
RADISYS CORP                       CNV   750459AD1     6,793      6,985,000   PRN         SOLE                 6,985,000
RETAIL VENTURES INC                COM   76128Y102     2,043         97,050   SH          SOLE                    97,050
SATCON TECHNOLOGY CORP             COM   803893106        17         12,853   SH          SOLE                    12,853
SUPERVALU INC                      CNV   868536AP8     2,362      6,500,000   PRN         SOLE                 6,500,000
TELESTONE TECHNOLOGIES CORP        COM   87953J102       492         60,000   SH          SOLE                    60,000
THORATEC CORP                      CNV   885175AB5     8,249     11,185,000   PRN         SOLE                11,185,000
TITAN INTL INC ILL                 COM   88830M102     3,576        140,000   SH          SOLE                   140,000
VECTOR GROUP LTD                   CNV   92240MAE8     8,861      6,700,000   PRN         SOLE                 6,700,000
WATSON PHARMACEUTICALS INC         CNV   942683AC7     7,470      8,000,000   PRN         SOLE                 8,000,000
XETHANOL CORPORATION               COM   98420A103       281        111,112   SH          SOLE                   111,112